Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company manages its underwriting operations as two business segments: Aspen Re and Aspen Insurance. The Company has determined its reportable segments by taking into account the manner in which the Company’s chief operating decision maker (“CODM”) makes operating decisions and assesses operating performance. The Company’s CODM is the Group Executive Committee, which comprises global heads of key functions and other key business leads.
Profit or loss for each of the Company’s business segments is measured by underwriting income or loss. Underwriting profit is the excess of net earned premiums over the sum of losses and loss expenses, acquisition costs and general and administrative expenses. Underwriting income or loss provides a basis for the CODM to evaluate the segment’s underwriting performance.
Reinsurance Segment. The Reinsurance segment consists of property catastrophe reinsurance, other property reinsurance, casualty reinsurance and specialty reinsurance.
Insurance Segment.  The Insurance segment consists of first party insurance, specialty insurance, casualty and liability insurance, financial and professional lines insurance and other insurance. The other insurance business line includes Aspen Underwriting Limited’s participation as a corporate member in Carbon Syndicate 4747, and the Company’s digital follow capacity offered through Ki’s Lloyd’s platform.
Non-underwriting Disclosures. The Company provides additional disclosures for corporate and other (non-operating) income and expenses. Corporate and other income and expenses include: corporate expenses, non-operating expenses, net investment income, net realized and unrealized investment gains or losses, changes in fair value of derivatives, interest expenses, net realized and unrealized foreign exchange gains or losses, and income taxes. These income and expense items are not allocated to the Company’s business segments as they are not directly related to the Company’s business segment operations and is consistent with how the CODM measures the performance of the business segments. The Company does not allocate its assets by business segment as we evaluate underwriting results of each segment separately from the results of our investment portfolio.
The Company uses underwriting ratios as measures of performance. The loss ratio is the ratio of losses and loss adjustment expenses to net earned premiums. The acquisition cost ratio is the ratio of acquisition costs to net earned premiums. The general and administrative expense ratio is the ratio of general and administrative expenses to net earned premiums. The combined ratio is the sum of the loss ratio, the acquisition cost ratio and the general and administrative expense ratio.
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for the twelve months ended December 31, 2024, 2023 and 2022:

	Twelve Months Ended December 31, 2024
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,885.8	$2,723.5	$4,609.3
Net written premiums	1,275.7	1,666.9	2,942.6
Gross earned premiums	1,822.1	2,565.7	4,387.8
Net earned premiums	1,305.7	1,584.0	2,889.7
Underwriting Expenses
Losses and loss adjustment expenses	741.3	976.5	1,717.8
Acquisition costs	227.0	193.2	420.2
General and administrative expenses	141.7	264.2	405.9
Underwriting income	195.7	150.1	345.8
Corporate and other expenses (1)			(97.3)
Non-operating expenses (2)			(29.9)
Net investment income			318.0
Realized and unrealized investment gains			52.6
Realized and unrealized investment losses			(102.1)
Change in fair value of derivatives			(21.1)
Interest expense			(62.1)
Net realized and unrealized foreign exchange gains			60.2
Income before income taxes			464.1
Income tax benefit			22.0
Net income			$486.1

Net reserve for losses and loss adjustment expenses	$1,691.5	$2,259.1	$3,950.6
Ratios
Loss ratio	56.8%	61.6%	59.4%
Acquisition cost ratio	17.4	12.2	14.5
General and administrative expense ratio	10.9	16.7	14.0
Expense ratio	28.3	28.9	28.5
Combined ratio	85.1%	90.5%	87.9%
________________
(1)Corporate and other expenses includes other income/(expenses), which were previously presented separately.
(2)Non-operating expenses in the twelve months ended December 31, 2024 includes expenses in relation to consulting fees, non-recurring transformation program costs, and other non-recurring costs.

	Twelve Months Ended December 31, 2023
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,521.0	$2,446.6	$3,967.6
Net written premiums	1,098.0	1,483.9	2,581.9
Gross earned premiums	1,562.0	2,444.8	4,006.8
Net earned premiums	1,154.5	1,460.0	2,614.5
Underwriting Expenses
Losses and loss adjustment expenses	611.1	941.9	1,553.0
Acquisition costs	208.6	171.6	380.2
General and administrative expenses	120.6	233.9	354.5
Underwriting income	214.2	112.6	326.8
Corporate and other expenses (1)			(114.0)
Non-operating expenses (2)			(35.1)
Net investment income			275.7
Realized and unrealized investment gains			75.9
Realized and unrealized investment losses			(61.4)
Change in fair value of derivatives			26.1
Interest expense			(55.2)
Net realized and unrealized foreign exchange (losses)			(36.2)
Income before income taxes			402.6
Income tax benefit			132.1
Net income			$534.7

Net reserve for losses and loss adjustment expenses	$1,373.1	$1,859.7	$3,232.8
Ratios
Loss ratio	52.9%	64.5%	59.4%
Acquisition cost ratio	18.1	11.8	14.5
General and administrative expense ratio	10.4	16.0	13.6
Expense ratio	28.5	27.8	28.1
Combined ratio	81.4%	92.3%	87.5%
________________
(1)Corporate and other expenses includes other income/(expenses), which were previously presented separately.
(2)Non-operating expenses in the twelve months ended December 31, 2023 includes expenses in relation to consulting fees, non-recurring transformation program costs, and other non-recurring costs.

	Twelve Months Ended December 31, 2022
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,807.0	$2,531.7	$4,338.7
Net written premiums	1,426.4	1,469.6	2,896.0
Gross earned premiums	1,617.2	2,370.8	3,988.0
Net earned premiums	1,251.8	1,436.9	2,688.7
Underwriting Expenses
Losses and loss adjustment expenses	770.3	909.7	1,680.0
Acquisition costs	252.4	179.4	431.8
General and administrative expenses	142.5	244.0	386.5
Underwriting income	86.6	103.8	190.4
Corporate expenses			(71.7)
Non-operating expenses (1)			(36.0)
Net investment income			188.1
Realized and unrealized investment gains			5.0
Realized and unrealized investment losses			(182.6)
Change in fair value of derivatives			(80.5)
Interest expense			(43.7)
Net realized and unrealized foreign exchange gains			15.9
Other income			8.2
Other expenses			(20.1)
(Loss) before income taxes			(27.0)
Income tax benefit			78.1
Net income			$51.1

Net reserve for losses and loss adjustment expenses	$1,360.7	$1,452.5	$2,813.2
Ratios
Loss ratio	61.5%	63.3%	62.5%
Acquisition cost ratio	20.2	12.5	16.1
General and administrative expense ratio	11.4	17.0	14.4
Expense ratio	31.6	29.5	30.5
Combined ratio	93.1%	92.8%	93.0%
________________
(1)Non-operating expenses in the twelve months ended December 31, 2022 includes expenses in relation to consulting fees, non-recurring transformation activities, and other non-recurring costs.
Geographical Areas. The following summary presents the Company’s gross written premiums based on the location of the insured risk for the twelve months ended December 31, 2024, 2023 and 2022.

	Twelve Months Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	($ in millions)
Australia/Asia	$177.8	$177.8	$257.5
Europe	208.1	179.4	194.5
United Kingdom & Ireland	614.8	532.5	485.8
United States & Canada (1)	2,947.0	2,472.0	2,715.7
Worldwide excluding the United States (2)	33.4	28.8	24.2
Worldwide including the United States (3)	435.0	417.2	541.7
Other (4)	193.2	159.9	119.3
Total	$4,609.3	$3,967.6	$4,338.7
________________
(1)“United States & Canada” comprises individual policies that insure risks specifically in the United States and/or Canada, but not elsewhere.
(2)“Worldwide excluding the United States” consists of individual policies that insure global risks with the specific exclusion of the United States.
(3)“Worldwide including the United States” consists of individual policies that insure global risks with the specific inclusion of the United States.
(4)“Other” comprises individual policies that insure risks in other countries including, but not limited to, countries in the Caribbean, South America and the Middle East.